Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Entity Level Disclosures [Abstract]
Schedule of revenues by geographical area
	Year ended on December 31,
	2022	2021	2020
	USD in thousands
USA	52,129	6,307	418
Europe	21,897	127	41
Israel	15,266	1,183	45
Asia	2,108	2,400	24
Other	458	101	3
	91,858	10,118	531

Schedule of revenue by major customers
	Year ended on December 31,
	2022	2021	2020
	USD in thousands
Customer A	-	-	383

Customer B	-	2,400	24

Customer C	16,919	-	-

Customer D	16,468	-	-